Share Based Compensation - Schedule of Restricted Stock Awards (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Restricted Stock Awards [Line Items]
Unvested at beginning of year, Shares		19,935
Unvested at beginning of year, Grant-date fair value		$ 3.13
Unvested at beginning of year, Weighted Average Remaining Contractual Term
Granted, Shares
Granted, Grant-date fair value
Granted, Weighted Average Remaining Contractual Term
Vested, Shares
Vested, Grant-date fair value
Vested, Weighted Average Remaining Contractual Term
Forfeited or expired, Shares
Forfeited or expired, Grant-date fair value
Forfeited or expired, Weighted Average Remaining Contractual Term
Unvested at end of year, Shares
Unvested at end of year, Grant-date fair value
Unvested at end of year, Weighted Average Remaining Contractual Term
Shares vested but not issued at end of year, Shares	19,935	19,935
Shares vested but not issued at end of year, Grant-date fair value	$ 3.13	$ 3.13
Shares vested but not issued at end of year, Weighted Average Remaining Contractual Term